Business Combinations, Acquisitions, Sale and Non-controlling Interest - Additional Information (Details) (Detail) $ in Thousands	1 Months Ended												12 Months Ended
	Feb. 28, 2017 MXN ($)	Jan. 31, 2017 MXN ($)	Jan. 31, 2017 USD ($)	Nov. 30, 2016 MXN ($)	Aug. 31, 2016	Jul. 31, 2016	May 31, 2016 MXN ($)	May 31, 2016 USD ($)	Jan. 31, 2016 MXN ($)	Sep. 30, 2015	Jun. 30, 2015	Feb. 28, 2015 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Sep. 30, 2016 MXN ($)	May 31, 2016 USD ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about business combination [line items]
Cash																			$ 2,864,968,000
Goodwill														$ 151,463,232,000	$ 7,655,000	$ 152,632,635,000			137,113,716,000
Business acquisitions controlling interest									99.99%
Amount paid for business acquisition									$ 1,088,668,000
Goodwill amount recognized									$ 1,046,253,000								$ 1,251,464
Telekom Austria [member]
Disclosure of detailed information about business combination [line items]
Acquisition of fixed line operator				100.00%
Amount paid for business acquisition				$ 582,931,000
Goodwill amount recognized				$ 200,973,000
Percentage of outstanding common stock sold					0.89%	7.80%
Percentage of stake reduced													51.00%
Cash received from sale of outstanding common stock													$ 6,323,336,000
Name of acquiree				Atlant Telecom (Atlant) and its subsidiary TeleSet
Description of acquiree				Leading privately owned fixed-line operators in Belarus offering fixed-line broadband, IPTV and cable TV as well as a video and audio library.
Telekom Austria [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Percentage of sale reduced overall shareholding					59.70%
Telekom Austria [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Percentage of sale reduced overall shareholding					51.89%
Mexican and Brazil subsidiaries [member]
Disclosure of detailed information about business combination [line items]
Cash																			119,704,000
Additional non-controlling interest acquired														23,881,000					1,031,049,000
Europe [member]
Disclosure of detailed information about business combination [line items]
Goodwill																			711,723,000
Goodwill expected deductible for income tax purposes																			$ 0
Telmex and consertel subsidiaries [member] | Hitss [member]
Disclosure of detailed information about business combination [line items]
Additional ownership interest percentage												35.00%
Acquisition of fixed line operator												68.90%
Cash												$ 472,481,000
Goodwill												205,141,000
Goodwill expected deductible for income tax purposes												$ 0
Blizoo [member] | Telekom Austria [member]
Disclosure of detailed information about business combination [line items]
Acquisition of fixed line operator											100.00%
Number of cable operator											8
Amis [member] | Telekom Austria [member]
Disclosure of detailed information about business combination [line items]
Acquisition of fixed line operator										100.00%
Blizoo Bulgaria [member] | Telekom Austria [member]
Disclosure of detailed information about business combination [line items]
Acquisition of fixed line operator										100.00%
Tracfone Wireless Inc [member]
Disclosure of detailed information about business combination [line items]
Additional business acquisition							1.80%											1.80%
Percentage of capital stock							100.00%											100.00%
Amount paid for business acquisition							$ 2,300,553,000											$ 124,673
Gain loss on equity transactions							0
Olo and TVS [Member]
Disclosure of detailed information about business combination [line items]
Amount paid for business acquisition							$ 1,854,379,000	$ 102,343
Goodwill amount recognized														188,452,000		$ 1,454,333,000
Percentage of capital stock							100.00%											100.00%
Amount paid from Company		$ 2,079,095,000	$ 94,789				$ 152,214,000	$ 7,554
Metronet [member] | Telekom Austria [member]
Disclosure of detailed information about business combination [line items]
Acquisition of fixed line operator	97.68%
Amount paid for business acquisition	$ 1,550,534,000
Goodwill amount recognized	$ 502,574,000
Other Entities [member]
Disclosure of detailed information about business combination [line items]
Cash														3,249,164,000
Goodwill amount recognized														$ 260,355,000